FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK ("First Ameritas")
                FIRST AMERITAS VARIABLE LIFE SEPARATE ACCOUNT and
     FIRST AMERITAS VARIABLE ANNUITY SEPARATE ACCOUNT ("Separate Accounts")

                                  Supplement to
                              OVERTURE ENCORE! II,
        OVERTURE Annuity III-Plus, OVERTURE ACCLAIM! and OVERTURE ACCENT!
                         Prospectuses Dated May 1, 2003


                        Supplement Dated January 8, 2010


Effective December 11, 2009, the Calvert Variable Series, Inc. Board of Directors approved changes to the Subadviser and Portfolio Type for the Ameritas MidCap Growth Portfolio and Social International Equity Portfolio.

Therefore, for the products listed above, the portfolio objectives chart found in the Separate Account Variable Investment Options section is updated to read as follows:

----------------------------------------------------------- ---------------------------------------------------------
                        FUND NAME                                              INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                              Portfolio Type / Summary of Investment Strategy
----------------------------------------------------------- ---------------------------------------------------------
              Calvert Variable Series, Inc.*                         Calvert Asset Management Company, Inc.
----------------------------------------------------------- ---------------------------------------------------------
Ameritas MidCap Growth Portfolio ** -  Summit Investment    Index: S&P MidCap 400 Index.
Partners, Inc.
----------------------------------------------------------- ---------------------------------------------------------
Social International Equity Portfolio *** -  World Asset    Index: MSCI EAFE Index.
Management, Inc.
----------------------------------------------------------- ---------------------------------------------------------
*    This fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of First Ameritas.
**   Due to the affiliation between the Adviser (a subsidiary of Calvert Group, Ltd., which is a subsidiary of UNIFI)
     and Summit, this change in sub-adviser is subject to shareholder approval. A filing is being made with the
     Securities and Exchange Commission detailing this change and will be sent to shareholders on or about
     February 15, 2010.
***  Portfolio available only for funds previously allocated to Subaccounts in the OVERTURE Annuity III-Plus and
     OVERTURE ACCENT!.

    All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

  Please see the respective Calvert Variable Series, Inc. portfolio prospectus and supplement for more information.


   Please retain this Supplement with the current prospectus for your variable
        Policy issued by First Ameritas Life Insurance Corp. of New York.
     If you do not have a current prospectus, please contact First Ameritas at 1-800-745-1112.